RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - ADDITIONAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Notes to Financial Statements [Abstract]
Aggregate fair value of credit risk management instruments under standard netting agreements that are in a net liability position	$ 143
Currency effects of net investment hedges reflected in OCI	(1,176)	789
Accumulated net balances of net investement hedges	$ 4,446	$ 3,270